Basis of preparation and accounting policies - Various accounting policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of preparation and accounting policies
Net insurance and reinsurance contract balances impacted by fulfilment cash flows		$ (143,400)
Profit (loss) before tax, attributable to shareholders		2,953	$ 2,097	$ (643)
Profit (loss) before tax	[1]	$ 3,239	$ 2,272	$ (519)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.